Earnings per Share (Tables)	12 Months Ended
Dec. 31, 2012
Earnings Per Share [Abstract]
Schedule of Earnings Per Share Reconciliation
A reconciliation of our net income (loss) per share is as follows (in thousands, except share and per share amounts):

	For the Year Ended December 31,
	2012	2011	2010
Numerator:
Net income (loss) attributable to MPG Office Trust, Inc.	$384,254	$89,019	$(172,012)
Preferred stock dividends	(18,550)	(18,806)	(19,064)
Preferred stock redemption discount	—	2,780	—
Net income (loss) available to common stockholders	$365,704	$72,993	$(191,076)

Denominator:
Weighted average number of common shares outstanding – basic	54,043,655	49,682,202	48,770,326
Effect of dilutive securities:
Nonqualified stock options	327,179	—	—
Nonvested restricted stock units	160,728	—	—
Weighted average number of common and common equivalent shares – diluted	54,531,562	49,682,202	48,770,326
Net income (loss) available to common stockholders per share – basic	$6.77	$1.47	$(3.92)
Net income (loss) available to common stockholders per share – diluted	$6.71	$1.47	$(3.92)

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share
The following common stock equivalents were excluded from the calculation of diluted earnings per share because they were anti-dilutive due to our loss from continuing operations:

	For the Year Ended December 31,
	2012	2011	2010
Restricted stock units	—	1,428,472	458,924
Nonqualified stock options	—	971,828	1,072,278
Nonvested restricted common stock	—	3,414	604,582